Principal Related Party Transactions and Amounts Due from and Due to Related Parties (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 USD ($)	Dec. 31, 2012 Monthly Payment CNY	Dec. 31, 2011 Monthly Payment CNY	Dec. 31, 2010 Monthly Payment CNY	Dec. 31, 2011 Related Parties CNY		Dec. 31, 2010 JZJ Holding CNY	Dec. 31, 2011 JZJ Holding CNY		Dec. 31, 2012 Neptunus Group and its affiliates CNY		Dec. 31, 2011 Neptunus Group and its affiliates CNY		Dec. 31, 2010 Neptunus Group and its affiliates CNY	Dec. 31, 2012 Maximum
Related Party Transaction [Line Items]
Related party transaction, terms and manner of settlement	60 to 90 days
Related party supplier percentage																					10.00%
Sales to related parties	5,454	[1]	2,207	[1]	4,817	[1]							1,607			5,454		2,207		3,210
Sales of merchandise														1,607	[1]	7,304	[1]	2,207	[1]
Expenses paid on behalf of related parties														548		950		287
Amounts due from related parties	8,254	[2]	4,649	[2]			1,325							2,155		8,254		2,494
Lease of property from a related party	1,082	[3]	1,082	[3]	1,082	[3]		90	90	90
Related party lease agreement expiration date	2013-10
Disposed of equity interest in subsidiary											100.00%
Disposal of subsidiary to related party											20,000	[4]
Income from disposal of subsidiary to parent company			19

[1]	In the normal course of business, the Group sold merchandise to the following related parties as follows: Year ended December 31, 2010 2011 2012 RMB RMB RMB JZJ Holding 1,607 - - Neptunus Group and its affiliates 3,210 2,207 5,454 4,817 2,207 5,454
[2]	The amounts due from related parties represent the following: December 31, 2011 2012 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 23(b)) 2,207 7,304 Expenses paid on behalf of related parties 287 950 2,494 8,254 Amount due from JZJ Holding related to: Sales of merchandise (Note 23(b)) 1,607 - Expenses paid on behalf of related parties 548 - 2,155 - Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.
[4]	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company's equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group's financial position or business operation.